Warrant Liability (Details) $ in Thousands		9 Months Ended		12 Months Ended
	Feb. 17, 2022 kr / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Reconciliation of changes in fair value measurement, liabilities
Liabilities at beginning of period		$ 13,722	$ 7,726	$ 7,726
Liabilities at end of period		14,676		13,722
EIB Loan Agreement
Warrant Liability
Number of warrants issued | shares	351,036
Exercise price per warrant | kr / shares	kr 1
EIB Warrants | EIB Loan Agreement
Warrant Liability
Number of warrants issued | shares	351,036
Warrant liability
Reconciliation of changes in fair value measurement, liabilities
Liabilities at beginning of period		573	0	0
Initial recognition of warrant liability			1,007	1,007
Remeasurement of warrant liability		(323)		(395)
Foreign currency translation		2	(126)	(39)
Liabilities at end of period		$ 252	$ 881	$ 573